Term Loan Maturity Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
2015		$ 25,871
2015	$ 0
2016	0	0
2017	0	0
2018	0	0
2019	4,349	0
Thereafter	425,250	421,879
Debt, Long-term and Short-term, Combined Amount	$ 429,599	$ 447,750